MORGAN STANLEY CALIFORNIA TAX-FREE INCOME FUND

1221 Avenue of the Americas

New York, New York 10020

May 3, 2007

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:	Morgan Stanley California Tax-Free Income Fund
File Nos.: 2-91103; 811-4020
Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant’s most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 25, 2007.

Very truly yours,

Sheri L. Schreck
Sheri L. Schreck
Assistant Secretary

Enclosures
cc: Amy R. Doberman